Quarterly Holdings Report
for
Fidelity Freedom® Blend 2015 Fund
December 31, 2025
FBF-Y15-NPRT3-0226
1.9892464.107
Bond Funds - 55.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,892,310	38,300,335
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,803,759	13,672,490
Fidelity Series Corporate Bond Fund (b)	2,116,545	20,064,845
Fidelity Series Emerging Markets Debt Fund (b)	212,617	1,813,621
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	54,779	522,595
Fidelity Series Floating Rate High Income Fund (b)	34,680	305,185
Fidelity Series Government Bond Index Fund (b)	3,637,616	33,538,823
Fidelity Series High Income Fund (b)	198,741	1,770,780
Fidelity Series International Developed Markets Bond Index Fund (b)	1,890,417	16,030,739
Fidelity Series Investment Grade Bond Fund (b)	3,052,150	31,101,404
Fidelity Series Investment Grade Securitized Fund (b)	2,082,651	19,014,599
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,868,260	10,069,920
Fidelity Series Real Estate Income Fund (b)	31,669	320,171
TOTAL BOND FUNDS (Cost $197,269,190)		186,525,507

Domestic Equity Funds - 21.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	689,991	15,855,989
Fidelity Series Commodity Strategy Fund (b)	39,879	3,858,247
Fidelity Series Large Cap Growth Index Fund (b)	341,195	10,174,441
Fidelity Series Large Cap Stock Fund (b)	360,495	9,625,209
Fidelity Series Large Cap Value Index Fund (b)	1,050,648	19,153,316
Fidelity Series Small Cap Core Fund (b)	300,638	4,064,631
Fidelity Series Small Cap Opportunities Fund (b)	121,789	1,975,421
Fidelity Series Value Discovery Fund (b)	403,054	6,864,009
TOTAL DOMESTIC EQUITY FUNDS (Cost $48,645,072)		71,571,263

International Equity Funds - 17.0%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	280,713	5,544,090
Fidelity Series Emerging Markets Fund (b)	305,641	3,588,226
Fidelity Series Emerging Markets Opportunities Fund (b)	592,137	14,596,183
Fidelity Series International Growth Fund (b)	448,167	8,564,473
Fidelity Series International Index Fund (b)	213,868	3,231,540
Fidelity Series International Small Cap Fund (b)	218,852	3,915,263
Fidelity Series International Value Fund (b)	555,464	8,665,235
Fidelity Series Overseas Fund (b)	573,988	8,569,645
Fidelity Series Select International Small Cap Fund (b)	19,589	270,724
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,514,794)		56,945,379

Short-Term Funds - 4.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	256,254	2,580,480
Fidelity Series Treasury Bill Index Fund (b)	1,285,751	12,806,083
TOTAL SHORT-TERM FUNDS (Cost $15,347,745)		15,386,563

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	10,000	9,987
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	440,000	439,131
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	250,000	249,340
US Treasury Bills 0% 2/26/2026 (d)	3.78	110,000	109,397
US Treasury Bills 0% 3/19/2026 (d)	3.56	60,000	59,553
TOTAL U.S. TREASURY OBLIGATIONS (Cost $867,186)			867,408

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	450,842	450,933
Fidelity Series Government Money Market Fund (b)(f)	3.84	4,230,768	4,230,768
TOTAL MONEY MARKET FUNDS (Cost $4,681,710)			4,681,701

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $307,325,697)	335,977,821
NET OTHER ASSETS (LIABILITIES) - 0.0%	(82,874)
NET ASSETS - 100.0%	335,894,947

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	4	3/2026	580,420	1,648

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	130	3/2026	14,919,531	(85,110)
CBOT US Treasury Long Bond Contracts (United States)	22	3/2026	2,534,813	(29,589)

TOTAL INTEREST RATE CONTRACTS				(114,699)

TOTAL LONG				(113,051)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	14	3/2026	1,748,600	33,827
CME E-Mini S&P 500 Index Contracts (United States)	17	3/2026	5,858,625	4,276
ICE MSCI Emerging Markets Index Contracts (United States)	4	3/2026	282,280	50

TOTAL SHORT				38,153

TOTAL FUTURES CONTRACTS				(74,898)
The notional amount of long futures as a percentage of Net Assets is 5.4%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $867,408.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	993,675	5,063,306	5,606,051	19,863	12	(9)	450,933	450,842	0.0%
Total	993,675	5,063,306	5,606,051	19,863	12	(9)	450,933

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	34,637,027	9,482,524	5,368,817	1,509,266	(3,324)	(447,075)	38,300,335	3,892,310
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,954,573	1,636,330	2,626,007	623,212	(556,269)	263,863	13,672,490	1,803,759
Fidelity Series Blue Chip Growth Fund	15,105,017	1,990,486	5,859,794	632,686	373,968	4,246,312	15,855,989	689,991
Fidelity Series Canada Fund	3,615,048	1,843,489	810,869	115,160	3,702	892,720	5,544,090	280,713
Fidelity Series Commodity Strategy Fund	662,679	3,306,474	154,040	35,380	5,688	37,446	3,858,247	39,879
Fidelity Series Corporate Bond Fund	20,577,822	2,943,755	3,838,938	759,633	(184,200)	566,406	20,064,845	2,116,545
Fidelity Series Emerging Markets Debt Fund	1,764,480	221,350	298,729	86,094	(8,807)	135,327	1,813,621	212,617
Fidelity Series Emerging Markets Debt Local Currency Fund	509,792	68,894	93,095	35,515	270	36,734	522,595	54,779
Fidelity Series Emerging Markets Fund	3,829,361	402,611	1,665,342	92,150	279,663	741,933	3,588,226	305,641
Fidelity Series Emerging Markets Opportunities Fund	15,326,786	1,526,999	6,400,045	385,966	978,012	3,164,431	14,596,183	592,137
Fidelity Series Floating Rate High Income Fund	317,050	43,906	54,314	19,313	(923)	(534)	305,185	34,680
Fidelity Series Government Bond Index Fund	33,351,744	5,911,548	5,874,969	987,246	(204,691)	355,191	33,538,823	3,637,616
Fidelity Series Government Money Market Fund	3,933,831	961,227	664,290	134,251	-	-	4,230,768	4,230,768
Fidelity Series High Income Fund	1,695,772	295,417	293,299	99,621	(9,448)	82,338	1,770,780	198,741
Fidelity Series International Developed Markets Bond Index Fund	16,224,828	2,662,186	2,620,118	648,797	(71,215)	(164,942)	16,030,739	1,890,417
Fidelity Series International Growth Fund	8,134,489	1,775,285	2,035,753	695,591	103,775	586,677	8,564,473	448,167
Fidelity Series International Index Fund	3,214,382	395,208	954,965	111,375	81,894	495,021	3,231,540	213,868
Fidelity Series International Small Cap Fund	4,481,168	629,859	1,595,325	546,673	204,726	194,835	3,915,263	218,852
Fidelity Series International Value Fund	9,084,241	1,585,386	3,367,194	897,150	422,370	940,432	8,665,235	555,464
Fidelity Series Investment Grade Bond Fund	31,658,212	4,558,600	5,536,151	1,056,779	(242,217)	662,960	31,101,404	3,052,150
Fidelity Series Investment Grade Securitized Fund	19,910,375	2,556,101	3,831,924	695,453	(136,296)	516,343	19,014,599	2,082,651
Fidelity Series Large Cap Growth Index Fund	9,595,068	1,029,352	3,182,239	101,912	253,750	2,478,510	10,174,441	341,195
Fidelity Series Large Cap Stock Fund	8,832,404	1,933,228	2,812,938	949,861	97,551	1,574,964	9,625,209	360,495
Fidelity Series Large Cap Value Index Fund	18,533,016	3,192,841	4,409,038	669,591	104,168	1,732,329	19,153,316	1,050,648
Fidelity Series Long-Term Treasury Bond Index Fund	12,076,264	1,641,103	3,415,212	341,503	(946,965)	714,730	10,069,920	1,868,260
Fidelity Series Overseas Fund	8,444,469	1,470,307	1,765,682	733,052	84,502	336,049	8,569,645	573,988
Fidelity Series Real Estate Income Fund	329,941	40,639	55,067	16,370	1,336	3,322	320,171	31,669
Fidelity Series Select International Small Cap Fund	59,959	259,171	98,915	8,036	8,475	42,034	270,724	19,589
Fidelity Series Short-Term Credit Fund	2,808,679	376,682	613,964	101,298	1,588	7,495	2,580,480	256,254
Fidelity Series Small Cap Core Fund	4,305,499	323,684	1,533,929	34,306	16,998	952,379	4,064,631	300,638
Fidelity Series Small Cap Opportunities Fund	1,909,172	214,191	538,522	91,494	48,699	341,881	1,975,421	121,789
Fidelity Series Treasury Bill Index Fund	11,157,845	3,720,156	2,086,165	372,920	(666)	14,913	12,806,083	1,285,751
Fidelity Series Value Discovery Fund	6,702,781	1,221,889	1,653,654	391,959	50,317	542,676	6,864,009	403,054
	327,743,774	60,220,878	76,109,303	13,979,613	756,431	22,047,700	334,659,480

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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